Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

Deferred income tax assets and liabilities are computed annually for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The significant components of deferred tax assets and liabilities are as follows:

	2015	2014
Deferred tax assets:
Net operating loss	4,074,383	$3,331,573
Stock-based compensation	859,192	634,428
Other reserves	52,899	9,068
Asset impairment	-	32,524
	4,986,475	4,002,971
Deferred tax liabilities:
Property, Plant & Equipment	(59,022)	(78,362)
Intangible assets	(354,507)	(361,479)
Net deferred tax assets	4,572,946	3,563,130
Less: Valuation allowance	(4,572,946)	(3,563,130)
Deferred tax asset, net of valuation allowance	$-	$-

The net change in the valuation allowance for the year ended December 31, 2015 was $1,009,816.

We have a net operating loss carryover of $10,995,265 available to offset future income for income tax reporting purposes, which will expire in various years through 2035, if not previously utilized. However, our ability to use the carryover net operating loss may be substantially limited or eliminated pursuant to Internal Revenue Code Section 382.

Our policy regarding income tax interest and penalties is to expense those items as general and administrative expense but to identify them for tax purposes. During the years ended December 31, 2015 and 2014, there was no income tax or related interest and penalty items in the income statement, or liabilities on the balance sheet. We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. We are no longer subject to U.S. federal income tax examinations by tax authorities for years beginning January 1, 2011 or state income tax examination by tax authorities for years beginning January 1, 2010. We are not currently involved in any income tax examinations.